Note 5 - Fair Value Measurements - Assets Measured at Fair Value on a Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		$ 2,900
Fair Value, Nonrecurring [Member]
Goodwill	$ 0	3,058
Fair Value, Nonrecurring [Member] | Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		2,910
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Goodwill	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Goodwill	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Goodwill	$ 0	3,058
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		$ 2,910